UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 68.2%
Australia - 2.2%
Australia Government Bond Series 122
5.25%, 3/15/19	AUD	45,000	$45,462,414
Series 132
5.50%, 1/21/18		28,000	28,264,678

			73,727,092

Canada - 0.7%
Canadian Government Bond
2.75%, 6/01/22	CAD	25,000	24,517,448

Czech Republic - 1.0%
Czech Republic Government Bond Series 41
4.60%, 8/18/18	CZK	590,000	33,786,739

Finland - 3.9%
Finland Government Bond
3.375%, 4/15/20	EUR	89,845	131,389,665

Germany - 4.7%
Bundesrepublik Deutschland
1.75%, 7/04/22 (a)		115,000	152,054,846
Series 2008
4.25%, 7/04/18		6,245	9,525,333

			161,580,179

Japan - 0.7%
Japan Government Forty Year Bond Series 5
2.00%, 3/20/52	JPY	495,000	5,136,271
Japan Government Twenty Year Bond Series 144
1.50%, 3/20/33		1,950,000	19,033,223

			24,169,494

Netherlands - 1.2%
Netherlands Government Bond
4.00%, 7/15/19 (b)	EUR	26,530	39,838,458

New Zealand - 0.5%
New Zealand Government Bond Series 423
5.50%, 4/15/23	NZD	18,500	15,880,766

Norway - 0.2%
Norway Government Bond Series 474
3.75%, 5/25/21	NOK	32,951	5,970,004

Peru - 0.4%
Peruvian Government International Bond
7.84%, 8/12/20 (b)	PEN	35,500	14,686,179

	Principal Amount (000)		U.S. $ Value
United Kingdom - 14.9%
United Kingdom Gilt
1.00%, 9/07/17	GBP	45,000	$67,969,809
1.75%, 1/22/17-9/07/22		94,378	141,304,832
3.75%, 9/07/19-9/07/21		155,691	265,130,195
4.25%, 12/07/46		8,200	14,169,948
4.50%, 12/07/42		10,100	18,189,050

			506,763,834

United States - 37.8%
U.S. Treasury Notes
0.875%, 1/31/17	U.S.$	32,500	32,449,235
1.375%, 9/30/18 (a)		75,000	74,671,875
1.50%, 6/30/16		129,000	132,114,189
1.625%, 11/15/22		53,500	49,943,106
1.75%, 5/15/12 (a)		340	374,193,981
1.875%, 10/31/17		65,000	66,878,890
2.00%, 2/15/22-2/15/23		367,400	358,115,718
2.375%, 6/30/18		33,000	34,588,125
2.50%, 3/31/15		1,612	1,673,395
2.625%, 11/15/20 (c)		78,093	81,369,236
3.125%, 4/30/17 (a)(c)		70,000	75,583,620

			1,281,581,370

Total Governments-Treasuries (cost $2,388,106,963)			2,313,891,228

CORPORATES - INVESTMENT GRADES - 23.2%
Financial Institutions - 10.5%
Banking - 7.7%
Akbank TAS
3.875%, 10/24/17 (a)(b)		8,485	8,198,631
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (b)		6,500	6,460,369
Bank of America Corp.
3.30%, 1/11/23		4,600	4,347,676
3.875%, 3/22/17		10,000	10,473,330
5.875%, 2/07/42		2,896	3,237,757
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	3,145	4,588,010
7.625%, 11/21/22	U.S.$	5,491	5,388,044
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(b)		4,224	4,103,658
BNP Paribas SA
4.73%, 4/12/16 (b)	EUR	10,500	13,120,632
Citigroup, Inc.
4.50%, 1/14/22	U.S.$	14,515	15,122,148
5.875%, 1/30/42		5,217	5,740,229
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 2/08/22		4,250	4,279,831
3.95%, 11/09/22		3,962	3,788,750
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	5,145,526
DNB Bank ASA
4.75%, 3/08/22 (b)	EUR	8,391	11,697,792

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	U.S.$	10,600	$11,691,938
HSBC Holdings PLC
4.00%, 3/30/22		8,000	8,190,584
6.50%, 9/15/37		2,617	2,909,290
ING Bank NV
2.00%, 9/25/15 (b)		6,300	6,385,276
3.75%, 3/07/17 (b)		8,070	8,446,385
JPMorgan Chase & Co.
4.50%, 1/24/22		14,344	15,019,918
JPMorgan Chase Bank NA
0.886%, 5/31/17 (d)	EUR	950	1,191,433
Lloyds TSB Bank PLC
11.875%, 12/16/21 (b)		5,155	8,121,623
Macquarie Bank Ltd.
5.00%, 2/22/17 (b)	U.S.$	607	650,394
Macquarie Group Ltd.
4.875%, 8/10/17 (b)		2,580	2,724,944
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,277,651
Morgan Stanley
5.625%, 9/23/19		6,900	7,416,334
10.09%, 5/03/17 (b)	BRL	13,035	5,783,337
Murray Street Investment Trust I
4.647%, 3/09/17	U.S.$	765	809,935
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,605,965
Nordea Bank AB
4.875%, 5/13/21 (b)		5,865	6,018,663
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		5,300	5,862,224
Santander Issuances SA Unipersonal Series 23
6.50%, 7/27/19	EUR	5,150	6,770,532
Societe Generale SA
5.20%, 4/15/21 (b)	U.S.$	6,263	6,612,287
5.75%, 4/20/16 (b)		1,856	1,980,352
Standard Chartered PLC
4.00%, 7/12/22 (b)		5,151	5,094,854
State Street Corp.
3.10%, 5/15/23		3,425	3,208,098
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,258,560
UBS AG/Jersey
4.28%, 4/15/15	EUR	7,000	8,982,166
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	3,988	4,376,623
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		3,202	3,254,032

			262,335,781

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,440	8,345,818

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
General Electric Capital Corp.
2.30%, 4/27/17	U.S.$	12,650	$12,824,696
Series G
5.625%, 5/01/18		2,900	3,326,312
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,093,910

			18,244,918

Insurance - 1.6%
Aflac, Inc.
8.50%, 5/15/19		3,400	4,345,676
American International Group, Inc.
6.82%, 11/15/37		1,378	1,654,679
Coventry Health Care, Inc.
5.95%, 3/15/17		2,175	2,453,087
6.125%, 1/15/15		835	896,200
6.30%, 8/15/14		2,830	2,991,457
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)		1,489	1,914,668
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		2,900	3,155,536
6.30%, 3/15/18		2,296	2,630,849
Humana, Inc.
6.45%, 6/01/16		442	500,779
Lincoln National Corp.
8.75%, 7/01/19		2,958	3,792,549
Markel Corp.
7.125%, 9/30/19		1,420	1,685,030
MetLife, Inc.
4.75%, 2/08/21		2,840	3,095,069
Muenchener Rueckversicherungs AG
6.25%, 5/26/42 (b)	EUR	4,300	6,445,172
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	U.S.$	4,645	6,285,085
Prudential Financial, Inc.
5.625%, 6/15/43		6,500	6,370,000
Torchmark Corp.
9.25%, 6/15/19		3,400	4,417,851
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,838,000

			54,471,687

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		2,804	2,947,983

REITS - 0.3%
Duke Realty LP
6.75%, 3/15/20		2,135	2,450,139
EPR Properties
7.75%, 7/15/20		4,389	4,983,573

	Principal Amount (000)		U.S. $ Value
HCP, Inc.
5.375%, 2/01/21	U.S.$	3,219	$3,491,778

			10,925,490

			357,271,677

Industrial - 10.2%
Basic - 0.9%
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	2,033,806
8.55%, 5/15/19		3,000	3,827,628
Gerdau Trade, Inc.
4.75%, 4/15/23 (b)		5,300	4,857,729
5.75%, 1/30/21 (b)		168	165,480
International Paper Co.
7.95%, 6/15/18		6,050	7,407,741
LyondellBasell Industries NV
5.75%, 4/15/24		5,435	5,976,685
Vale Overseas Ltd.
4.375%, 1/11/22		6,466	6,141,633

			30,410,702

Capital Goods - 0.6%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)		9,945	8,845,451
Owens Corning
6.50%, 12/01/16 (d)		2,913	3,251,738
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,573,425

			19,670,614

Communications - Media - 1.5%
BSKYB Finance UK PLC
5.75%, 10/20/17 (b)	GBP	3,977	6,903,516
CBS Corp.
5.75%, 4/15/20	U.S.$	440	498,722
8.875%, 5/15/19		7,309	9,419,430
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,649	2,333,398
Comcast Corp.
4.25%, 1/15/33		10,000	9,568,080
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
1.75%, 1/15/18		2,925	2,823,865
3.80%, 3/15/22		4,900	4,706,891
4.75%, 10/01/14		1,560	1,632,503
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b)(e)		1,661	1,706,677
Omnicom Group, Inc.
3.625%, 5/01/22		2,719	2,622,424
Time Warner Cable, Inc.
5.875%, 11/15/40		2,000	1,832,104
6.55%, 5/01/37		2,160	2,163,104
8.25%, 2/14/14		6,030	6,306,361

			52,517,075

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20	U.S.$	5,775	$6,068,907
AT&T, Inc.
4.45%, 5/15/21		4,259	4,587,130
5.60%, 5/15/18		2,937	3,396,470
Bell Canada
5.00%, 2/15/17 (b)	CAD	5,900	6,059,435
British Telecommunications PLC
9.625%, 12/15/30 (f)	U.S.$	5,972	8,990,512
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)		6,870	6,701,603
United States Cellular Corp.
6.70%, 12/15/33		1,900	1,851,079
Verizon Communications, Inc.
4.60%, 4/01/21		6,908	7,488,382

			45,143,518

Consumer Cyclical - Automotive - 0.9%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,428,475
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	8,078	8,614,573
5.875%, 8/02/21		2,415	2,632,954
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		4,627	4,940,336
6.80%, 6/15/18 (b)		4,000	4,756,556

			29,372,894

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31		5,000	6,302,765

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		3,300	3,213,883

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
3.25%, 4/15/23		7,200	6,574,990
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,158,826

			10,733,816

Consumer Non-Cyclical - 1.0%
Actavis, Inc.
3.25%, 10/01/22		2,999	2,795,968
Ahold Finance USA LLC
6.875%, 5/01/29		5,820	7,062,698
Alicorp SAA
3.875%, 3/20/23 (b)		3,260	3,020,802
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	12,342,020
ConAgra Foods, Inc.
3.20%, 1/25/23		2,658	2,541,768

	Principal Amount (000)		U.S. $ Value
Kroger Co. (The)
3.40%, 4/15/22	U.S.$	771	$752,728
Laboratory Corp. of America Holdings
2.20%, 8/23/17		2,109	2,093,876
Reynolds American, Inc.
3.25%, 11/01/22		3,859	3,587,315

			34,197,175

Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,863	3,211,353
Apache Corp.
6.90%, 9/15/18		2,950	3,589,926
Nabors Industries, Inc.
9.25%, 1/15/19		2,981	3,698,607
Noble Energy, Inc.
8.25%, 3/01/19		6,250	7,871,056
Noble Holding International Ltd.
4.90%, 8/01/20		515	542,394
Phillips 66
4.30%, 4/01/22		12,784	13,208,748
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)(b)		4,758	4,827,227
Southwestern Energy Co.
4.10%, 3/15/22		2,200	2,190,617
Transocean, Inc.
2.50%, 10/15/17		3,763	3,718,751
6.375%, 12/15/21		5,500	6,181,802
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		2,631	2,954,510

			51,994,991

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,035	1,115,101
Baidu, Inc.
2.25%, 11/28/17		1,755	1,707,248
Oracle Corp.
5.75%, 4/15/18		8,987	10,457,561
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		8,100	7,921,136

			21,201,046

Transportation - Airlines - 0.5%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,156,021
5.75%, 12/15/16		4,799	5,324,106
Southwest Airlines Co. Pass Through Trust Series 07-1
6.15%, 8/01/22		6,592	7,679,252

			16,159,379

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.95%, 9/15/41		6,713	6,695,264

	Principal Amount (000)		U.S. $ Value
Canadian Pacific Railway Co.
6.50%, 5/15/18	U.S.$	1,276	$1,501,254
CSX Corp.
6.25%, 3/15/18		5,000	5,881,540

			14,078,058

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)		5,345	5,461,815
4.625%, 9/23/20 (b)			1,5011,512,528
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,847,759

			11,822,102

			346,818,018

Utility - 2.0%
Electric - 0.7%
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,969,147
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,803,643
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,214	1,331,419
FirstEnergy Corp. Series B
4.25%, 3/15/23		8,500	7,897,478
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,702,500
TECO Finance, Inc.		300
4.00%, 3/15/16		2,970	319,814
5.15%, 3/15/20			3,283,008
Union Electric Co.
6.70%, 2/01/19		2,019	2,462,272

			24,769,281

Natural Gas - 1.3%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,593,478
DCP Midstream LLC
5.35%, 3/15/20 (b)		1,515	1,613,160
9.75%, 3/15/19 (b)		1,910	2,463,195
GDF Suez
1.625%, 10/10/17 (b)		2,950	2,905,219
Kinder Morgan Energy Partners LP
3.50%, 9/01/23		2,783	2,608,102
3.95%, 9/01/22		1,116	1,100,906
4.15%, 3/01/22		1,959	1,969,083
Nisource Finance Corp.
6.80%, 1/15/19		7,790	9,217,907
Sempra Energy
6.50%, 6/01/16		5,700	6,536,139
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		6,500	6,325,202

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.70%, 1/15/23	U.S.$	7,887	$7,327,678

			43,660,069

			68,429,350

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
3.625%, 1/12/23 (b)		2,396	2,241,186
5.875%, 12/13/21 (b)		1,265	1,406,110
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18		1,699	1,625,119
Electricite de France SA
5.25%, 12/31/49 (b)		7,903	7,448,577
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (b)		2,546	3,067,930

			15,788,922

Total Corporates-Investment Grades (cost $757,302,449)			788,307,967

MORTGAGE PASS-THROUGHS - 10.2%
Agency Fixed Rate 30-Year - 6.2%
Federal National Mortgage Association
3.00%, 7/01/43, TBA		65,516	64,011,575
3.50%, 7/01/43, TBA		90,461	91,831,943
4.00%, 7/01/43, TBA		40,000	41,670,312
5.50%, 5/01/38		11,957	12,972,024

			210,485,854

Agency Fixed Rate 15-Year - 4.0%
Federal National Mortgage Association
2.50%, 7/01/28, TBA		69,500	69,901,793
3.00%, 7/01/28, TBA		62,000	63,772,816

			133,674,609

Total Mortgage Pass-Throughs (cost $348,957,326)			344,160,463

COMMERCIAL MORTGAGE - BACKED SECURITIES - 2.4%
Non-Agency Fixed Rate CMBS - 1.9%
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
5.939%, 3/15/49		9,100	9,963,399
Series 2007-C6, Class A4
5.885%, 12/10/49		14,000	15,849,792
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46		2,585	2,851,826
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		4,600	4,456,534

	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
5.311%, 12/15/39	U.S.$	10,910	$11,980,642
GE Commercial Mortgage Corp. Series 2006-C1, Class AJ
5.47%, 3/10/44		1,218	1,206,289
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4
5.444%, 3/10/39		6,482	7,164,581
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,804,629
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM
5.493%, 2/15/40		6,857	7,024,174
Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AJ
5.555%, 12/15/44		1,325	1,304,053

			65,605,919

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2
3.531%, 6/25/20		10,223	10,757,319

Non-Agency Floating Rate CMBS - 0.2%
GS Mortgage Securities Trust Series 2013-G1, Class A2
3.557%, 4/10/31 (b)(f)		4,825	4,710,247

Total Commercial Mortgage-Backed Securities (cost $78,453,592)			81,073,485

COVERED BONDS - 2.3%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (b)	EUR	8,100	12,216,428
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	7,988,934
Bank of Scotland PLC
4.75%, 6/08/22		9,500	14,952,821
BNP Paribas Home Loan SFH
2.20%, 11/02/15 (b)	U.S.$	9,054	9,285,783
Caisse Francaise de Financement Local
3.50%, 9/16/16	EUR	2,600	3,648,224
Cie de Financement Foncier SA
4.125%, 10/25/17		10,000	14,563,875
Credit Agricole Home Loan SFH
2.875%, 9/09/16		5,300	7,313,111
Danske Bank AS
4.125%, 11/26/19		2,350	3,510,368
Societe Generale SFH
3.25%, 6/06/16 (b)		4,000	5,563,034
1.00%, 12/19/17		100	128,945

Total Covered Bonds (cost $73,316,628)			79,171,523

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Non-Agency Fixed Rate - 1.7%
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A
6.00%, 12/25/35	U.S.$	9,605	$8,776,132
Series 2007-AR4, Class 1A1A
5.606%, 3/25/37		1,674	1,502,222
Countrywide Alternative Loan Trust Series 2006-24CB, Class A15
5.75%, 6/25/36		4,883	4,096,027
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,989	3,332,830
Series 2007-13, Class A2
6.00%, 6/25/47		5,419	4,727,415
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1
3.08%, 9/25/47		1,740	1,402,047
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12
6.25%, 8/25/36		3,921	3,415,111
First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1
2.346%, 9/25/36		2,088	1,620,467
Series 2006-AA7, Class A1
2.30%, 1/25/37		2,834	2,064,185
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1
5.50%, 12/25/35		2,028	1,831,176
Residential Accredit Loans, Inc. Series 2005-QA7, Class A21
3.094%, 7/25/35		2,634	2,249,221
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		5,981	5,617,914
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		7,231	6,043,696
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1
2.909%, 12/28/37		8,764	7,475,957
Series 2007-AR8, Class A1
5.98%, 11/25/37		4,562	3,997,951

			58,152,351

Non-Agency Floating Rate - 0.6%
IndyMac Index Mortgage Loan Trust Series 2007-FLX3, Class A1
0.433%, 6/25/37 (d)		3,052	2,551,685
Luminent Mortgage Trust Series 2006-6, Class A1
0.393%, 10/25/46 (d)		8,434	6,802,978
Residential Accredit Loans, Inc. Series 2006-QO6, Class A2
0.423%, 6/25/46 (d)		2,124	960,642

	Principal Amount (000)		U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA1, Class A1A
0.869%, 2/25/47 (d)	U.S.$	8,226	$6,124,933
Series 2007-OA4, Class A1A
0.934%, 4/25/47 (d)		3,811	2,502,450

			18,942,688

Agency Fixed Rate - 0.0%
Freddie Mac Series 4119, Class LI
3.50%, 6/15/39		6,971	1,295,338

Total Collateralized Mortgage Obligations (cost $77,615,259)			78,390,377

INFLATION-LINKED SECURITIES - 1.9%
United States - 1.9%
U.S. Treasury Inflation Index 2.50%, 7/15/16 (TIPS) (cost $64,553,072)		59,068	65,293,065

CORPORATES-NON-INVESTMENT GRADES - 1.8%
Industrial - 1.0%
Basic - 0.1%
Calcipar SA
6.875%, 5/01/18 (b)		876	897,900
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)		1,038	996,480

			1,894,380

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22		6,700	6,666,500
Ball Corp.
5.00%, 3/15/22		4,800	4,776,000

			11,442,500

Communications-Media - 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19 (b)		92	89,240
Lynx I Corp.
6.00%, 4/15/21 (b)	GBP	882	1,328,063
Virgin Media Secured Finance PLC
5.25%, 1/15/21	U.S.$	2,523	2,523,222

			3,940,525

Consumer Cyclical-Automotive - 0.1%
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)	EUR	2,300	3,158,005

Consumer Cyclical-Other - 0.0%
Choice Hotels International, Inc.
5.75%, 7/01/22	U.S.$	305	323,300

Consumer Non-Cyclical - 0.2%
Boparan Finance PLC
9.875%, 4/30/18 (b)	GBP	3,300	5,470,857

	Principal Amount (000)		U.S. $ Value
Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	2,296	$2,376,360
SandRidge Energy, Inc.
8.125%, 10/15/22		6,500	6,435,000

			8,811,360

			35,040,927

Financial Institutions - 0.7%
Banking - 0.3%
Bank of America Corp. Series U
5.20%, 6/01/23		7,302	6,863,880
DNB Bank ASA
6.012%, 3/29/17 (b)	GBP	266	410,237
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	4,145	4,206,868

			11,480,985

Finance - 0.1%
SLM Corp.
7.25%, 1/25/22		2,590	2,719,500
8.00%, 3/25/20		410	443,825

			3,163,325

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)		5,499	5,983,990
iPayment, Inc.
10.25%, 5/15/18		2,630	2,156,600

			8,140,590

			22,784,900

Utility - 0.1%
Natural Gas - 0.1%
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,511	3,537,333

Total Corporates - Non-Investment Grades (cost $61,483,586)			61,363,160

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Croatia - 0.4%
Croatia Government International Bond
6.25%, 4/27/17 (b)		8,000	8,345,600
6.375%, 3/24/21 (b)		5,340	5,586,975

			13,932,575

Indonesia - 0.5%
Republic of Indonesia
5.25%, 1/17/42 (a)(b)		11,149	10,591,550

	Principal Amount (000)		U.S. $ Value
7.75%, 1/17/38 (b)	U.S.$	5,568	$6,876,480

			17,468,030

Poland - 0.1%
Republic of Poland
6.375%, 7/15/19		3,000	3,498,930

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (b)		7,036	7,546,110

Turkey - 0.3%
Turkey Government International Bond
6.25%, 9/26/22		8,000	8,860,000

Total Governments - Sovereign Bonds (cost $48,381,685)			51,305,645

EMERGING MARKETS - CORPORATE BONDS - 1.4%
Industrial - 1.4%
Basic - 0.4%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		2,533	2,368,094
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)		3,334	3,053,329
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)		8,139	8,322,127

			13,743,550

Capital Goods - 0.2%
Cemex Espana Luxembourg
9.875%, 4/30/19 (b)(d)		1,554	1,678,320
Ferreycorp SAA
4.875%, 4/26/20 (b)		1,007	940,031
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (b)		2,075	2,132,063
Grupo KUO SAB de CV
6.25%, 12/04/22 (b)		953	978,337

			5,728,751

Communications - Telecommunications - 0.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (b)		5,000	5,687,500

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
5.00%, 3/14/23 (b)		2,190	2,106,765
9.50%, 3/14/18 (b)	BRL	5,203	2,167,574
ESAL GmbH
6.25%, 2/05/23 (a)(b)	U.S.$	7,000	6,373,424
Hypermarcas SA
6.50%, 4/20/21 (b)		4,800	4,824,000

	Principal Amount (000)		U.S. $ Value
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)(b)	U.S.$	4,000	$3,580,000

			19,051,763

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (b)		3,145	2,976,978

Total Emerging Markets - Corporate Bonds (cost $48,671,984)			47,188,542

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.3%
United States - 1.3%
Buckeye OH Tobacco Settlement Fin Auth Series 2007A-2
5.875%, 6/01/47		5,350	4,313,223
California GO
7.95%, 3/01/36		10,685	12,679,996
Golden St Tobacco Securitization CA Series 2007A-1
5.125%, 6/01/47		6,495	4,991,213
Illinois GO
7.35%, 7/01/35		4,440	4,892,480
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		3,400	3,804,362
Tobacco Settlement Auth IA Series 2005C
5.625%, 6/01/46		5,100	4,416,957
Tobacco Settlement Fin Corp. MI Series 2007A
6.00%, 6/01/48		6,460	5,368,454
Tobacco Settlement Fin Corp. NJ Series 2007 1A
5.00%, 6/01/41		2,585	2,057,738
Tobacco Settlement Fin Corp. VA Series 2007B1
5.00%, 6/01/47		2,810	2,015,669

Total Local Governments - Municipal Bonds (cost $43,382,523)			44,540,092

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Indonesia - 0.3%
Pertamina Persero PT
6.00%, 5/03/42 (b)		8,000	7,234,533
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (b)		4,074	3,992,520

			11,227,053

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		8,000	8,045,544

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (b)	U.S.$	7,800	$8,326,500

Total Quasi-Sovereigns (cost $27,695,537)			27,599,097

	Shares
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.5%
Banking - 0.4%
Goldman Sachs Group, Inc. (The)
5.50%		174,675	4,216,655
PNC Financial Services Group, Inc. (The)
6.125%		325,000	8,739,250

			12,955,905

REITS - 0.1%
Sabra Health Care REIT, Inc.
7.125%		194,150	4,888,697

			17,844,602

Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,372,367

Total Preferred Stocks (cost $23,022,500)			23,216,969

	Principal Amount (000)
BANK LOANS - 0.5%
Industrial - 0.5%
Basic - 0.1%
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (d)	U.S.$	1,911	1,897,723

Communications - Media - 0.0%
Clear Channel Communications, Inc.
3.85%, 1/29/16 (d)		310	282,498

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
5.00%, 11/30/16 (d)		2,946	2,975,737

Consumer Cyclical - Other - 0.0%
Las Vegas Sands LLC
2.70%, 11/23/16 (d)		741	737,997

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
4.25%, 2/23/17 (d)		871	869,234

	Principal Amount (000)		U.S. $ Value
Harbor Freight Tools USA, Inc./Central Purchasing LLC
6.50%, 11/14/17 (d)	U.S.$	993	$996,579

			1,865,813

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (d)		2,463	2,487,251

Energy - 0.0%
Citgo Petroleum Corporation
9.00%, 6/24/17 (d)		1,273	1,286,388

Other Industrial - 0.0%
Gavilon Group LLC, The
6.50%, 12/06/16 (d)		360	359,327

Services - 0.1%
Supervalu Inc.
5.00%, 3/21/19 (d)		4,236	4,203,654

Technology - 0.0%
Avaya, Inc.
4.77%, 10/26/17 (d)		159	138,803

Total Bank Loans (cost $16,052,202)			16,235,191

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		442	424,320
2.375%, 5/25/16		5,271	5,046,983

			5,471,303

Russia - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		2,936	3,112,160

Total Governments-Sovereign Agencies (cost $8,024,671)			8,583,463

SUPRANATIONALS - 0.1%
European Investment Bank 7.25%, 2/22/15 (cost $2,828,112)	IDR	24,700,000	2,473,406

	Contracts
OPTIONS PURCHASED-PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD Expiration: Aug 2013, Exercise Price: AUD 0.929 (g) (premiums paid $256,254)		28,363,832	782,355

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 9.2%
Time Deposits - 0.9%
Citibank, London
0.003%, 7/01/13	U.S.$	2,910	$2,909,622
EUR DNB, OSLO
0.03%, 7/01/13	EUR	20,001	26,001,837

Total Time Deposits (cost $28,911,459)			28,911,459

		Shares
Investment Companies - 8.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (h) (cost $281,209,045)		281,209,045	281,209,045

Total Short-Term Investments (cost $310,120,504)			310,120,504

Total Investments - 128.1% (cost $4,378,224,847) (i)			4,343,696,532
Other assets less liabilities - (28.1)%			(952,229,438)

Net Assets - 100.0%			$3,391,467,094

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Japanese 10 Yr Bond Futures (TSE)	34	September 2013	$48,897,653	$48,919,137	$21,484
Sold Contracts
U.S. 10 Yr T-Note Futures (CBT)	1,730	September 2013	223,710,625	218,953,125	4,757,500
U.S. Long Bond Futures (CBT)	2,114	September 2013	301,049,307	287,173,688	13,875,619

					$18,654,603

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	IDR	51,401,158	USD	5,221	7/12/13	$106,831
BNP Paribas SA	USD	18,853	MXN	233,613	7/11/13	(838,868)
BNP Paribas SA	USD	72,734	JPY	7,109,716	7/19/13	(1,044,265)
BNP Paribas SA	PEN	42,033	USD	15,373	7/25/13	297,938
Brown Brothers Harriman & Co.	USD	664	MXN	8,770	7/11/13	12,479
Brown Brothers Harriman & Co.	USD	8,463	NOK	49,238	7/11/13	(359,469)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	442,598	USD	682,344	8/07/13	$9,344,135
Citibank	USD	522	MXN	7,003	7/11/13	18,121
Citibank	NZD	21,937	USD	17,462	7/26/13	492,028
Credit Suisse International	EUR	277,351	USD	363,418	8/07/13	2,349,795
Deutsche Bank	CAD	106,337	USD	102,729	7/18/13	1,658,915
Goldman Sachs	USD	9,803	NOK	57,331	7/11/13	(367,753)
Goldman Sachs	JPY	9,807,999	USD	97,148	7/19/13	(1,748,458)
Goldman Sachs	USD	33,451	TRY	63,393	7/19/13	(664,195)
Goldman Sachs	USD	3,734	AUD	4,037	7/25/13	(48,137)
HSBC Securities Inc.	USD	16,790	SEK	111,770	7/11/13	(126,471)
JPMorgan Chase Bank	USD	8,525	NOK	49,167	7/11/13	(433,624)
JPMorgan Chase Bank	GBP	4,465	USD	6,786	8/07/13	(3,528)
JPMorgan Chase Bank	USD	9,186	EUR	7,015	8/07/13	(53,747)
Morgan Stanley	MXN	913,333	USD	67,943	7/11/13	(2,486,570)
Royal Bank of Scotland	NOK	192,647	USD	33,179	7/11/13	1,474,438
Royal Bank of Scotland	SEK	111,586	USD	17,130	7/11/13	493,736
Royal Bank of Scotland	USD	48,315	MXN	623,318	7/11/13	(249,597)
Royal Bank of Scotland	JPY	3,063,970	USD	31,460	7/19/13	564,670
Royal Bank of Scotland	TRY	66,007	USD	34,851	7/19/13	712,275
Royal Bank of Scotland	AUD	158,773	USD	150,224	7/25/13	5,271,416
Royal Bank of Scotland	USD	13,633	GBP	8,838	8/07/13	(195,196)
Standard Chartered Bank	BRL	15,362	USD	7,431	7/02/13	546,688
Standard Chartered Bank	USD	6,934	BRL	15,362	7/02/13	(48,941)
Standard Chartered Bank	PLN	7,026	USD	2,146	7/19/13	33,976
Standard Chartered Bank	CZK	714,952	USD	37,052	7/22/13	1,275,966
Standard Chartered Bank	USD	17,256	SGD	21,618	7/26/13	(199,348)
UBS Securities LLC	BRL	15,362	USD	6,934	7/02/13	48,941
UBS Securities LLC	USD	6,776	BRL	15,362	7/02/13	108,265
UBS Securities LLC	BRL	15,362	USD	6,738	8/02/13	(96,805)

						$15,845,641

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums Received	Market Value
Put - AUD vs. USD	AUD	0.929	8/13/13	AUD	$28,363,832	$240,576	$(782,355)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$213,170	3/26/15	3 Month LIBOR	0.43%	$128,025
Credit Suisse International	354,700	3/26/18	0.99%	3 Month LIBOR	7,029,993
Credit Suisse International	141,520	3/26/23	3 Month LIBOR	2.05%	(7,011,204)

					$146,814

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2013
Barclays Capital Inc.†	(3.00	)%*	—	$547,226
Barclays Capital Inc.†	(0.50	)%*	—	425,482
Barclays Capital Inc.†	(0.50	)%*	—	1,173,614
Credit Suisse Securities†	(1.50	)%*	—	786,053
Credit Suisse Securities†	(1.00	)%*	—	5,416,793
Credit Suisse Securities†	(1.00	)%*	—	2,589,568
Credit Suisse Securities†	(0.50	)%*	—	2,969,876
Credit Suisse Securities†	(0.25	)%*	—	2,767,442
Credit Suisse Securities†	0.00%		—	4,643,750
Deutsche Bank Securities, Inc.†	(1.00	)%*	—	533,157
Deutsche Bank Securities, Inc.†	0.05%		—	187,250,780
HSBC	0.18%		7/03/13	51,644,618
HSBC	0.18%		7/03/13	51,644,618
HSBC	0.16%		7/09/13	67,218,816
HSBC	0.16%		7/16/13	20,529,379
HSBC	0.16%		7/16/13	20,529,379
JPMorgan Chase Bank†	(0.25	)%*	—	491,233
JPMorgan Chase Bank†	(0.15	)%*	—	665,756
JPMorgan Chase Bank†	(0.05	)%*	—	152,871,863
Nomura International PLC†	(2.00	)%*	—	3,360,203
Nomura International PLC	(0.12	)%*	7/24/13	155,958,109
Nomura International PLC	0.00%		7/01/13	509,375

				$734,527,090

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2013
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $618,012,551.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $438,754,845 or 12.9% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $8,241,391.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.
(f)	Variable rate coupon, rate shown as of June 30, 2013.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,552,820 and gross unrealized depreciation of investments was $(116,081,135), resulting in net unrealized depreciation of $(34,528,315).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CZK	-	Czech Koruny
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TSE	-	Tokyo Stock Exchange

Country Breakdown*

June 30, 2013 (unaudited)

53.1%	United States
15.3%	United Kingdom
4.7%	Germany
3.3%	Finland
2.2%	Australia
1.8%	France
1.8%	Netherlands
1.4%	Brazil
0.9%	Japan
0.9%	Czech Republic
0.8%	Canada
0.7%	Indonesia
0.6%	Norway
5.4%	Other
7.1%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: China, Colombia, Croatia, Denmark, India, Italy, Luxembourg, Mexico, New Zealand, Peru, Poland, Qatar, Russia, South Africa, South Korea, Spain, Supranational, Sweden, Switzerland, Turkey and United Arab Emirates.

AllianceBernstein Global Bond

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,313,891,228		$	– 0	–	$2,313,891,228
Corporates - Investment Grades		– 0	–	782,919,923			– 0	–	782,919,923
Mortgage Pass-Throughs		– 0	–	344,160,463			– 0	–	344,160,463
Commercial Mortgage-Backed Securities		– 0	–	67,734,341			13,339,145		81,073,486
Covered Bonds		– 0	–	79,171,523			– 0	–	79,171,523
Collateralized Mortgage Obligations		– 0	–	1,295,338			77,095,039		78,390,377
Corporates - Non-Investment Grades		– 0	–	66,751,203			– 0	–	66,751,203
Inflation-Linked Securities		– 0	–	65,293,065			– 0	–	65,293,065
Governments - Sovereign Bonds		– 0	–	51,305,645			– 0	–	51,305,645
Emerging Markets - Corporate Bonds		– 0	–	47,188,542			– 0	–	47,188,542
Local Governments - Municipal Bonds		– 0	–	44,540,092			– 0	–	44,540,092
Quasi-Sovereigns		– 0	–	27,599,097			– 0	–	27,599,097
Preferred Stocks		8,739,250		14,477,719			– 0	–	23,216,969
Bank Loans		– 0	–	– 0	–		16,235,191		16,235,191
Governments - Sovereign Agencies		– 0	–	8,583,463			– 0	–	8,583,463
Supranationals		– 0	–	2,473,406			– 0	–	2,473,406
Options Purchased - Puts		– 0	–	782,355			– 0	–	782,355
Short-Term Investments:
Time Deposits		– 0	–	28,911,459			– 0	–	28,911,459
Investment Companies		281,209,045		– 0	–		– 0	–	281,209,045

Total Investments in Securities		289,948,295		3,947,078,862			106,669,375		4,343,696,532
Other Financial Instruments*:
Assets
Interest Rate Swaps		– 0	–	7,158,018			– 0	–	7,158,018
Futures		18,654,603		– 0	–		– 0	–	18,654,603
Forward Currency Exchange Contracts		– 0	–	25,125,790			– 0	–	25,125,790
Liabilities
Interest Rate Swaps		– 0	–	(7,011,204)			– 0	–	(7,011,204)
Forward Currency Exchange Contracts		– 0	–	(9,280,149)			– 0	–	(9,280,149)
Written Options		– 0	–	(782,355)			– 0	–	(782,355)

Total		$308,602,898		$3,962,288,962			$106,669,375		$4,377,561,235

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Bank Loans		Supranationals
Balance as of 9/30/12	$10,334,820		$8,009,155		$25,352,625			$2,817,043
Accrued discounts/(premiums)	26,289		435,659		156,218			– 0	–
Realized gain (loss)	1,908,170		217,779		(122,772)			– 0	–
Change in unrealized appreciation/depreciation	(825,069)		109,849		160,430			– 0	–
Purchases	3,321,060		72,779,620		12,783,670			– 0	–
Sales	(12,076,193)		(6,064,630)		(22,094,980)			– 0	–
Transfers into Level 3	10,650,068		1,607,607		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		(2,817,043)

Balance as of 6/30/13	$13,339,145		$77,095,039		$16,235,191		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(368,267)		$169,329		$90,960		$	– 0	–

	Unfunded Loan Commitment			Total
Balance as of 9/30/12		$(297,250)		$46,216,393
Accrued discounts/(premiums)		– 0	–	618,166
Realized gain (loss)		676,500		2,679,677
Change in unrealized appreciation/depreciation		(379,250)		(934,040)
Purchases		– 0	–	88,884,350
Sales		– 0	–	(40,235,803)
Transfers into Level 3		– 0	–	12,257,675
Transfers out of Level 3		– 0	–	(2,817,043)

Balance as of 6/30/13+	$	– 0	–	$106,669,375

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$	– 0	–	$(107,978)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/Weighted Average
Commercial Mortgage-Backed Securities	$13,339,145	Third Party Vendor	Evaluated Quotes	$98.40-$105.12/ $102.50
Collateralized Mortgage Obligations	$77,095,039	Third Party Vendor	Evaluated Quotes	$45.23-$93.93/ $83.82
Bank Loans	$16,235,191	Third Party Vendor	Vendor Quotes	$87.43-$101.06/ $99.88

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013